Borrowings - Disclosure of Facilities' Terms Schedule (Details) R in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Sep. 30, 2019 USD ($)	Nov. 30, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2021 USD ($)
R2 billion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R				R 2,000			R 2,000
Term of facility				Four
Draw down | R							0	R 1,100
US$400 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 400						$ 400
Term of facility			Three
Draw down | R							0	R 5,441
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 24
Term of facility					Four
Westpac fleet loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)					3.20%
US$350 million facility
Disclosure of detailed information about borrowings [line items]
Term of facility						Three
Line of Credit Facility - Borrowing Matured						$ 350
US $200 Bridge Loan Facility (Secured Loan) [Member]
Disclosure of detailed information about borrowings [line items]
Term of facility		One
Line of Credit Facility - Borrowing Matured									$ 200
Draw down | R							R 0
Revolving credit facility | R2 billion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R				R 1,400
Revolving credit facility | R2 billion facility | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				2.80%
Revolving credit facility | US$400 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 200
Revolving credit facility | US$400 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			2.90%
Revolving credit facility | US$350 million facility
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility - Borrowing Matured						$ 175
Revolving credit facility | US$350 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)						3.00%
Term loan | R2 billion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R				R 600
Term loan | R2 billion facility | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				2.90%
Term loan | US$400 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 200
Term loan | US$400 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			3.10%
Term loan | US$350 million facility
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility - Borrowing Matured						$ 175
Term loan | US$350 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)						3.15%
– 12 months | US$400 million facility
Disclosure of detailed information about borrowings [line items]
Extension term of facility	1 year
First 6 months | US $200 Bridge Loan Facility (Secured Loan) [Member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)							1.80%		1.80%
Next 3 months | US $200 Bridge Loan Facility (Secured Loan) [Member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)							2.40%		2.40%
Last 3 months | US $200 Bridge Loan Facility (Secured Loan) [Member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)							3.00%		3.00%